DELAWARE GROUP EQUITY FUNDS I

Delaware Mid Cap Value Fund
(the "Fund")

Supplement to the Fund's
Class A * Class C * Class R Prospectus
dated January 30, 2008

Effective July 31, 2008, the Fund will be available to residents of all states and the District of Columbia. Accordingly, the first paragraph under "Profile - Delaware Mid Cap Value Fund" on page 1 is deleted.

The following replaces the information in the section entitled, "What are the Fund's fees and expenses?" on page 2 of the Fund's prospectus.

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. You do not pay sales charges when you buy or sell Class R shares.

CLASS	A	C	R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none[1]	1.00%[2]	None
Maximum sales charge (load) imposed on reinvested dividends	none	none	None
Redemption fees	none	none	None
Exchange fees[3]	none	none	None

Fees and expenses

Annual fund operating expenses are deducted from the Fund's assets.

CLASS	A	C	R
Management fees[4]	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.30%[5]	1.00%	0.60%[5]
Other expenses[6]	4.53%	4.53%	4.53%
Total annual fund operating expenses	5.58%	6.28%	5.88%
Fee waivers and payments	(4.33%)	(4.28%)	(4.38%)
Net expenses	1.25%	2.00%	1.50%

1 A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (CDSC) will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.

2 Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

3 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

4 The investment manager (the Manager) has contracted to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses from August 1, 2008 through July 31, 2009 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, "non-routine expenses")) from exceeding 1.00% of the Fund's average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund's Board of Trustees (the Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

5 The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees for Class A and Class R shares from August 1, 2008 through July 31, 2009 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

6 "Other expenses" are based on estimates for the current fiscal year.

The following information replaces the example on page 3 of the Fund's prospectus.

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without waivers for years two and three. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	A	C	C (if redeemed)	R
Delaware Mid Cap Value Fund
1 year	$695	$203	$303	$153
3 years	$1,780	$1,480	$1,480	$1,359

The following replaces the information in the section entitled, "About your account - Investing in the Fund - Choosing a share class - Class A" on page 14 of the Fund's prospectus.

CLASS A

  Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares.
  If you invest $50,000 or more, your front-end sales charge will be reduced.
  You may qualify for other reduced sales charges and under certain circumstances the sales charge may be waived, as described in "How to reduce your sales charge."
  Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently limited to 0.25%) of average daily net assets, which is lower than the 12b-1 fee for Class C and Class R shares. See "Dealer compensation" below for further information.
  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.
  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

The following replaces the information in the section entitled, "About your account - Investing in the Fund - Choosing a share class - Class C" on page 15 of the Fund's prospectus.

CLASS C

  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.
  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see "Calculation of Contingent Deferred Sales Charges - Class C" below.
  Under certain circumstances the CDSC may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.
  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.
  Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.
  Class C shares do not automatically convert to another class.
  You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

The following replaces the bullet points in the section entitled, "About your account - Investing in the Fund - Choosing a share class - Class R" on page 16 of the Fund's prospectus.

CLASS R

  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.
  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% (currently limited to 0.50%) of average daily net assets, which is lower than the 12b-1 fee for Class C shares.
  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.
  Class R shares do not automatically convert to another class.
  Class R shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers from plans that were previously maintained on the Delaware Investments® retirement recordkeeping system or BISYS's retirement recordkeeping system that are offering Class R shares to participants.

The following replaces the information in the section entitled, "About your account - Investing in the Fund - Dealer compensation" on page 17 of the Fund's prospectus.

Dealer compensation

The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	Class A1	Class C2	Class R3
Commission (%)	-	1.00%	-
Investment less than $50,000	5.00%	-	-
$50,000 but less than $100,000	4.00%	-	-
$100,000 but less than $250,000	3.00%	-	-
$250,000 but less than $500,000	2.00%	-	-
$500,000 but less than $1,000,000	1.60%	-	-
$1,000,000 but less than $5,000,000	1.00%	-	-
$5,000,000 but less than $25,000,000	0.50%	-	-
$25,000,000 or more	0.25%	-	-
12b-1 Fee to Dealer	0.30%	1.00%	0.60%

1 On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares. The maximum 12b-1 fee applicable to Class A shares is 0.30% of average daily net assets; however, the Distributor has contracted to limit the 12b-1 fee from August 1, 2008 through July 31, 2009 to no more than 0.25%.

2 On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. The maximum 12b-1 fee applied to Class C shares is 1.00% of average daily net assets.

3 On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets; however, the Distributor has contracted to limit the 12b-1 fee from August 1, 2008 through July 31, 2009 to no more than 0.50%.

The following replaces the information on the back cover of the Fund's prospectus in the section entitled, "Delaware Investments Fund symbols - Delaware Mid Cap Value Fund Symbols."

CUSIP Nasdaq

Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . . 246093868 DLMAX

Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . 246093850 DLMCX

Class R. . . . . . . . . . . . . . . . . . . . . . . . . . . . 246093843 DLMRX

Please keep this Supplement for future reference.

This Supplement is dated July 30, 2008.

DELAWARE GROUP EQUITY FUNDS I

Delaware Mid Cap Value Fund
(the "Fund")

Supplement to the Fund's
Institutional Class Prospectus
dated January 30, 2008

Effective July 31, 2008, the Fund will be available to residents of all states and the District of Columbia. Accordingly, the first paragraph under "Profile - Delaware Mid Cap Value Fund" on page 1 is deleted.

The following replaces the information in the section entitled, "What are the Fund's fees and expenses?" on page 2 of the Fund's prospectus.

You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

Class	Institutional
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees1	none

Annual fund operating expenses are deducted from the Fund's assets.

CLASS	Institutional
Management fees2	0.75%
Distribution and service (12b-1) fees	None
Other expenses3	4.53%
Total annual fund operating expenses	5.28%
Fee waivers and payments	(4.28%)
Net expenses	1.00%

1 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2 The investment manager (the Manager) has contracted to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses from August 1, 2008 through July 31, 2009 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, "non-routine expenses")) from exceeding 1.00% of the Fund's average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund's Board of Trustees (the Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

3 "Other expenses" are based on estimates for the current fiscal year.

The following information replaces the example on page 2 of the Fund's prospectus.

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without waivers for years two and three. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	Institutional
Delaware Mid Cap Value Fund
1 year	$102
3 years	$1,197

The following replaces the information on the back cover of the Fund's prospectus in the section entitled, "Delaware Investments Fund symbols - Delaware Mid Cap Value Fund Symbols."

CUSIP Nasdaq

Institutional . . . . . . . . . . . . . . . . . . . . . . . . . . . . 246093835 DLMIX

Please keep this Supplement for future reference.

This Supplement is dated July 30, 2008.